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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         OAKMONT CORPORATION
                 -------------------------------
   Address:      865 S. Figueroa St., Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-04326
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Miller
         -------------------------------
Title:   SVP, Legal and Finance
         -------------------------------
Phone:   (213) 891-6300
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Robert Miller        Los Angeles, California  November 7, 2011
   ------------------------------- -----------------------  ----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 16
                                        --------------------

Form 13F Information Table Value Total: 324,439
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-10954                     Peak Investments LLC
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                                        VALUE  SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
BOEING CO                      Common      097023105   18,827   311,140  SH             Other         1             Shared
BORGWARNER INC                 Common      099724106   25,734   425,150  SH             Other         1             Shared
CATERPILLAR INC                Common      149123101   34,938   473,160  SH             Other         1             Shared
CUMMINS INC                    Common      231021106   29,741   364,200  SH             Other         1             Shared
DEERE & CO                     Common      244199105      820    12,700  SH             Other         1             Shared
FORD MOTOR CO                  Common      345370860   43,897 4,539,470  SH             Other         1             Shared
FORD MOTOR CO                  Warrant     345370134    2,818 1,275,300  SH             Other         1             Shared
FREEPORT MCMORAN
 COPPER & GOLD INC             Common      35671D857   72,531 2,381,962  SH             Other         1             Shared
GENTEX CORP                    Common      371901109      272    11,300  SH             Other         1             Shared
INTEL CORPORATION              Common      458140100    4,124   193,300  SH             Other         1             Shared
MCMORAN EXPLORATION  CO        Common      582411104   30,813 3,103,060  SH             Other         1             Shared
OCCIDENTAL PETE CORP DEL       Common      674599105    3,561    49,800  SH             Other         1             Shared
STARWOOD HOTELS &
 RESORTS WRLD                  Common      85590A401   13,723   353,500  SH             Other         1             Shared
STRATUS PROPERTIES INC         Common      863167201      627    81,402  SH             Other         1             Shared
TIFFANY & CO                   Common      886547108   22,446   369,060  SH             Other         1             Shared
UNITED TECHNOLOGIES CORP       Common      913017109   19,567   278,100  SH             Other         1             Shared
                                                     --------
                                                      324,439
                                                     --------